                               WM GROUP OF FUNDS

                          Supplement dated May 1, 2002
                                       to
                      RSIP Prospectus dated March 1, 2002

This Supplement is intended to update certain information contained in the March 1, 2002 RSIP Prospectus concerning the performance, fees and expenses, and financial highlights of Class 1 shares of the Portfolios. This Supplement replaces in their entirety (except for page 45) the following pages of the March 1, 2002 RSIP Prospectus:

Pages  8-12 (Risk/Return Summaries)

Page  25-26 (Fees and Expenses of the Portfolios and Funds)

Pages 42-44 (Financial Highlights)

Pages 45   (Notes to Financial Highlights)

--------------------------------------------------------------------------------
                           STRATEGIC GROWTH portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer the potential for a higher level of capital growth and corresponding levels of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 75% of its net assets in the Equity Funds.

The Portfolio may invest up to 25% of its assets in each of the Short Term Income, WM High Yield (see page 23) and Money Market Funds. It may also invest up to 50% of its assets in each of the Equity Income, Growth & Income, West Coast Equity, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term fixed-income securities rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as Portfolio Risk.

                              YEARLY performance*
[Strategic Growth Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1998                                                                             26.19%
1999                                                                             47.95%
2000                                                                             -3.73%
2001                                                                             -6.25%

During the periods shown above, the highest quarterly return was 25.82% (for the quarter ended 12/31/99), and the lowest was -17.07% (for the quarter ended 9/30/01). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE*

----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2001)                         ONE YEAR      (6/3/97)
----------------------------------------------------------------------------------------
 PORTFOLIO SHARES                                              -6.25%        13.73%
----------------------------------------------------------------------------------------
 STANDARD & POOR'S 500 INDEX**                                -11.88%         8.29%
----------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK***                                   -9.85%         8.39%
----------------------------------------------------------------------------------------

  * The Portfolio's performance through December 31, 1999 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.
 ** This index represents an unmanaged weighted index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.
*** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 90% in the Standard & Poor's 500 Index and 10% in the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                         CONSERVATIVE GROWTH portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer the potential for a low to medium level of income and a medium to high level of capital growth, while exposing you to a medium to high level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 60% of its net assets in the Equity Funds.

The Portfolio may invest up to 30% of its assets in each of the Short Term Income, U.S. Government Securities, Income and Money Market Funds. It may also invest up to 40% of its assets in each of the Equity Income, Growth & Income, West Coast Equity, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds. The Portfolio may also invest up to 40% of its assets in the WM High Yield Fund (see page 23).

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term fixed-income securities rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as Portfolio Risk.



                              YEARLY performance*
[Conservative Growth Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1998                                                                             19.91%
1999                                                                             39.36%
2000                                                                             -2.49%
2001                                                                             -3.56%

During the periods shown above, the highest quarterly return was 21.54% (for the quarter ended 12/31/99), and the lowest was -12.83% (for the quarter ended 9/30/01). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE*

----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2001)                         ONE YEAR      (6/3/97)
----------------------------------------------------------------------------------------
 PORTFOLIO SHARES                                               -3.56%        11.53%
----------------------------------------------------------------------------------------
 STANDARD & POOR'S 500 INDEX**                                 -11.88%         8.29%
----------------------------------------------------------------------------------------
 RUSSELL 3000 INDEX***                                         -11.46%         8.17%
----------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK****                                   -5.76%         8.50%
----------------------------------------------------------------------------------------

  * The Portfolio's performance through December 31, 1999 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.
 ** Effective May 1, 2002, the Standard & Poor's 500 Index replaced the Russell 3000 Index, which represents the U.S. equity market as a whole, because WM Advisors believes the new benchmark more accurately reflects the Fund's performance characteristics. This index represents an unmanaged weighted index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.
 *** This index is intended to represent the U.S. equity market as a whole.
**** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 70% in the Standard & Poor's 500 Index and 30% in the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                               BALANCED portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer you the potential for a medium level of income and a medium level of capital growth, while exposing you to a medium level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their investments among certain of the Funds to achieve their objectives. This Portfolio invests at least 30% and no more than 70% of its net assets in both the Equity Funds and the Fixed-Income Funds.

The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income and Money Market Funds. It may also invest up to 30% of its assets in each of the Equity Income, Growth & Income, West Coast Equity, Growth, Small Cap Stock, Mid Cap Stock and International Growth Funds. The Portfolio may also invest up to 30% of its assets in the WM High Yield Fund (see page 23).

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term fixed-income securities rated A or higher, commercial paper (including master notes, bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as Portfolio Risk.
                              YEARLY performance*
[Balanced Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1998                                                                             17.18%
1999                                                                             27.71%
2000                                                                              0.49%
2001                                                                              0.13%

During the periods shown above, the highest quarterly return was 15.37% (for the quarter ended 12/31/99), and the lowest was -8.02% (for the quarter ended 9/30/98). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE*

----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                  PAST ONE   SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2001)                           YEAR        (6/3/97)
----------------------------------------------------------------------------------------
 PORTFOLIO SHARES                                               0.13%        10.45%
----------------------------------------------------------------------------------------
 LEHMAN BROTHERS AGGREGATE BOND INDEX**                         8.42%         7.69%
----------------------------------------------------------------------------------------
 STANDARD & POOR'S 500 INDEX***                               -11.88%         8.29%
----------------------------------------------------------------------------------------
 RUSSELL 3000 INDEX****                                       -11.46%         8.17%
----------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK*****                                 -1.67%         8.45%
----------------------------------------------------------------------------------------

   * The Portfolio's performance through December 31, 1998 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.
  ** This index is intended to represent the U.S. fixed-income market as a whole.
 *** Effective May 1, 2002, the Standard & Poor's 500 Index replaced the Russell
     3000 Index, which represents the U.S. equity market as a whole, because WM Advisors believes the new benchmark more accurately reflects the Fund's performance characteristics. This index represents an unmanaged weighted index of 500 industrial, transportation, utility, and financial companies widely regarded by investors as representative of the U.S. stock market.
 ****This index is intended to represent the U.S. equity market as a whole. *****The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 50% in the Standard & Poor's 500 Index and 50% in the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                        CONSERVATIVE BALANCED portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer you the potential for a medium to high level of income and a medium to low level of capital growth, while exposing you to a medium to low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio invests between 40% and 80% of its net assets in a combination of the Fixed-Income Funds and between 20% and 60% of its net assets in the Equity Funds. The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income and Money Market Funds and 30% of its assets in the WM High Yield Fund (see page 23). It may also invest up to 30% of its assets in each of the Equity Income, Growth & Income, West Coast Equity, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term fixed-income securities, rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS such as futures contracts and options.

The Portfolio shares the principal risks of each of the Funds it invests in, as well as Portfolio Risk.
                              YEARLY performance*
[Income Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1999                                                                             1.88%
2000                                                                             5.03%
2001                                                                             2.40%

During the periods shown above, the highest quarterly return was 4.26% (for the quarter ended 12/31/01), and the lowest was -4.08% (for the quarter ended 9/30/01). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE*

----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2001)                         ONE YEAR      (4/23/98)
----------------------------------------------------------------------------------------
 PORTFOLIO SHARES                                               2.40%         3.66%
----------------------------------------------------------------------------------------
 STANDARD & POOR'S 500 INDEX**                                -11.88%         2.20%
----------------------------------------------------------------------------------------
 LEHMAN BROTHERS AGGREGATE BOND INDEX***                        8.42%         6.92%
----------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK****                                   2.39%         5.89%
----------------------------------------------------------------------------------------

  * The Portfolio's performance through December 31, 2001 has benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.
 ** This index represents an unmanaged weighted index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.
 *** This index is intended to represent the U.S. fixed-income market as a whole.
**** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 30% in the Standard & Poor's 500 Index and 70% in the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                           FLEXIBLE INCOME portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer you the potential for a high level of income and a low level of capital growth, while exposing you to a low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests no more than 30% of its net assets in the Equity Funds.

The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income, and Money Market Funds. The Portfolio may also invest up to 30% of its assets in the WM High Yield Fund (see page 23). It may also invest up to 30% of its assets in each of the Equity Income, Growth & Income, West Coast Equity, Growth, Mid Cap Stock and Small Cap Stock Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term fixed-income securities rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as Portfolio Risk.

                               YEARLY performance
[Flexible Income Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1998                                                                             11.75%
1999                                                                              8.58%
2000                                                                              5.79%
2001                                                                              4.84%

During the periods shown above, the highest quarterly return was 6.14% (for the quarter ended 12/31/98), and the lowest was -1.00% (for the quarter ended 9/30/01). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE*

-----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                     PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2001)                          ONE YEAR      (9/9/97)
-----------------------------------------------------------------------------------------
 PORTFOLIO SHARES                                                4.84%         7.70%
-----------------------------------------------------------------------------------------
 LEHMAN BROTHERS AGGREGATE BOND INDEX**                          8.42%         7.40%
-----------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK***                                     6.42%         7.56%
-----------------------------------------------------------------------------------------

 * The Portfolio's performance through December 31, 1999 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.
 ** This index is intended to represent the U.S. fixed-income market as a whole. *** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 10% in the Standard & Poor's 500 Index and 90% in the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------

                      FEES AND EXPENSES OF THE PORTFOLIOS
                                   AND FUNDS

This table describes the fees and expenses that you may pay if you invest in shares of a Portfolio or Fund by the RSIP. RSIP purchases are not subject to initial or deferred sales charges. Shares of the International Growth Fund are subject to a 2.0% redemption fee if they redeemed within 90 days of purchase. Each of the Funds may offer other classes of shares that are subject to different fees and expenses. For information about other classes of shares offered by the Funds, please contact WM Shareholder Services at 800-222-5852. The examples below are intended to help you compare the cost of investing in the Portfolios and Funds with the costs of investing in other mutual funds. The examples assume that your investment has a 5% return each year, required for illustration purposes by the Securities and Exchange Commission, and that the Portfolio's or Fund's operating expenses remain the same. Your actual costs may be higher or lower than those in the examples.

-----------------------------------------------------------------------------------------
                                                             ANNUAL FUND
                                                         OPERATING EXPENSES
                                                     (expenses that are deducted
                                                          from Fund assets)
         --------------------------------------------------------------------------------
                                                                                  Total
                                                                                 Annual
                                                         Service                  Fund
                                            Management   (12b-1)      Other     Operating
                                               Fees      Fees(1)    Expenses    Expenses
         --------------------------------------------------------------------------------
         Strategic Growth Portfolio(2)         0.10%       0.00%       0.21%       0.31%
         --------------------------------------------------------------------------------
         Conservative Growth Portfolio(2)      0.10        0.00        0.18        0.28
         --------------------------------------------------------------------------------
         Balanced Portfolio(2)                 0.10        0.00        0.18        0.28
         --------------------------------------------------------------------------------
         Conservative Balanced Portfolio(2)    0.10        0.00        0.43        0.53
         --------------------------------------------------------------------------------
         Flexible Income Portfolio(2)          0.10        0.00        0.23        0.33
         --------------------------------------------------------------------------------
         Equity Income Fund                    0.57        0.25        0.15        0.97
         --------------------------------------------------------------------------------
         Growth & Income Fund                  0.52        0.25        0.15        0.92
         --------------------------------------------------------------------------------
         West Coast Equity Fund                0.59        0.25        0.17        1.01
         --------------------------------------------------------------------------------
         Growth Fund                           0.85        0.25        0.42        1.52
         --------------------------------------------------------------------------------
         Mid Cap Stock Fund                    0.75        0.25        0.36        1.36
         --------------------------------------------------------------------------------
         Small Cap Stock Fund                  0.85        0.25        0.42        1.52
         --------------------------------------------------------------------------------
         International Growth Fund             0.97        0.25        0.71        1.93
         --------------------------------------------------------------------------------
         Money Market Fund                     0.45        0.00        0.19        0.64
         --------------------------------------------------------------------------------

-------------------------------------------  ---------------------------------------------------------

                                             EXAMPLES: You would pay the following expenses
                                             on a $10,000 investment assuming a 5% annual
                                             return and redemption at the end of each period.
         ----------------------------------  ---------------------------------------------------------

                                                One         Three         Five           Ten
                                               Year         Years         Years         Years
         ----------------------------------  ---------------------------------------------------------
         Strategic Growth Portfolio(2)         $ 32        $  100        $  176        $  393
         ---------------------------------------------------------------------------------------------
         Conservative Growth Portfolio(2)        29            90           159           356
         ---------------------------------------------------------------------------------------------
         Balanced Portfolio(2)                   29            90           159           356
         ---------------------------------------------------------------------------------------------
         Conservative Balanced Portfolio(2)      54           170           299           665
         ---------------------------------------------------------------------------------------------
         Flexible Income Portfolio(2)            34           106           187           418
         ---------------------------------------------------------------------------------------------
         Equity Income Fund                     644           842         1,057         1,674
         ---------------------------------------------------------------------------------------------
         Growth & Income Fund                   639           827         1,031         1,619
         ---------------------------------------------------------------------------------------------
         West Coast Equity Fund                 647           854         1,077         1,718
         ---------------------------------------------------------------------------------------------
         Growth Fund                            696         1,004         1,333         2,263
         ---------------------------------------------------------------------------------------------
         Mid Cap Stock Fund                     681           957         1,254         2,095
         ---------------------------------------------------------------------------------------------
         Small Cap Stock Fund                   696         1,004         1,333         2,263
         ---------------------------------------------------------------------------------------------
         International Growth Fund              735         1,123         1,535         2,680
         ---------------------------------------------------------------------------------------------
         Money Market Fund                       65           205           357           798
         ---------------------------------------------------------------------------------------------

    (1) 12b-1 fees represent servicing fees which are paid to WM Funds Distributor, Inc. (the "Distributor"). See "Distribution Plan"
    (2) Does not include underlying Fund expenses that the Portfolios bear indirectly.
--------------------------------------------------------------------------------

ESTIMATED AGGREGATE PORTFOLIO EXPENSES

The following table sets forth the estimated aggregate expenses of the Portfolios, including expenses of the underlying funds, based upon expenses for each Portfolio shown in the table above and corresponding expenses for each underlying fund. These estimates assume a constant allocation by each Portfolio of its assets among the underlying funds identical to the actual allocation of the Portfolio at December 31, 2001. A Portfolio's actual expenses may be higher as a result of changes in the allocation of the Portfolio's assets among the underlying funds, the expenses of the underlying funds, and/or the Portfolio's own expenses.

--------------------------------------------------------------------------------------------------------------------------------
                                                                   EXAMPLES: You would pay the following combined expenses on a
                                                                        $10,000 investment assuming a 5% annual return and
                                                                               redemption at the end of each period.
         -----------------------------------------------------------------------------------------------------------------------
                                                         Total
                                                        Annual
                                                       Combined
                                                       Operating       One            Three           Five             Ten
                                                       Expenses        Year           Years           Years           Years
         -----------------------------------------------------------------------------------------------------------------------
         Strategic Growth Portfolio                      1.17%         $119            $372            $648           $1,420
         Conservative Growth Portfolio                   1.08%          110             343             600            1,317
         Balanced Portfolio                              1.03%          105             328             573            1,259
         Conservative Balanced Portfolio                 1.24%          126             393             686            1,500
         Flexible Income Portfolio                       1.00%          102             318             557            1,225
--------------------------------------------------------------------------------------------------------------------------------

As of December 31, 2001, the Portfolios' assets were allocated among the underlying Funds as follows:

-------------------------------------------------------------------------------------------------------------------------
                                                      Strategic    Conservative                 Conservative    Flexible
                                                       Growth         Growth       Balanced       Balanced       Income
                                                      Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
-------------------------------------------------------------------------------------------------------------------------
  Equity Income Fund                                     10%            10%            9%             6%            4%
  Growth & Income Fund                                   34%            32%           24%            16%           12%
  West Coast Equity Fund                                  9%             8%            5%             4%            2%
  Growth Fund                                            12%             9%            5%             3%            1%
  Mid Cap Stock Fund                                     13%             8%            6%             4%            3%
  Small Cap Stock Fund                                    8%             6%            5%             2%            1%
  International Growth Fund                               8%             5%            3%             2%            0%
  Short Term Income Fund                                  0%             0%            7%             9%           13%
  U.S. Government Securities Fund                         0%             6%           15%            20%           26%
  Income Fund                                             0%            11%           16%            28%           31%
  High Yield Fund                                         6%             5%            5%             6%            7%
-------------------------------------------------------------------------------------------------------------------------

FINANCIAL highlights

The Financial Highlights Tables below and on the following pages are intended to help you understand the Portfolios' and Funds' financial performance for the past 5 years (or, if shorter, the period of the Portfolios' or Funds' operations). Certain information reflects financial results for a single Portfolio or Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio or Fund (assuming reinvestment of all dividends and distributions), but do not reflect insurance-related charges and expenses which, if included, would have lowered the performance shown. The information provided below has been audited by Deloitte & Touche LLP. The Independent Auditors' Reports, along with the Portfolios' and Funds' financial statements, are included in the respective Annual Reports to Shareholders, which are available upon request.

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

STRATEGIC GROWTH PORTFOLIO

                                                                YEAR       YEAR       YEAR       YEAR       PERIOD
                                                               ENDED      ENDED      ENDED      ENDED        ENDED
                                                              12/31/01   12/31/00   12/31/99   12/31/98   12/31/97(1)
                                                              --------   --------   --------   --------   -----------
Net asset value, beginning of period........................  $ 18.61    $ 19.59    $ 13.46    $ 10.70      $10.00
                                                              --------   --------   --------   -------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................     0.16(6)    0.13(6)    0.05(6)    0.17(6)     0.10
Net realized and unrealized gain/(loss) on investments......    (1.27)     (0.84)      6.35       2.63        0.60(7)
                                                              --------   --------   --------   -------      ------
Total from investment operations............................    (1.11)     (0.71)      6.40       2.80        0.70
                                                              --------   --------   --------   -------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income........................    (0.57)     (0.11)     (0.16)     (0.03)       --
Distributions from net realized capital gains...............    (0.48)     (0.16)     (0.11)     (0.01)       --
                                                              --------   --------   --------   -------      ------
Total distributions.........................................    (1.05)     (0.27)     (0.27)     (0.04)       --
                                                              --------   --------   --------   -------      ------
Net asset value, end of period..............................  $ 16.45    $ 18.61    $ 19.59    $ 13.46      $10.70
                                                              ========   ========   ========   =======      ======
TOTAL RETURN (3)............................................    (6.25)%    (3.73)%    47.95%     26.19%       7.00%
                                                              ========   ========   ========   =======      ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................  $97,401    $98,431    $35,500    $ 4,949      $  591
Ratio of operating expenses to average net assets (4)(5)....     0.31%      0.30%      0.35%      0.35%       0.35%(8)
Ratio of net investment income to average net assets........     0.95%      0.67%      0.35%      1.42%       0.51%(8)
Portfolio turnover rate.....................................        5%        12%         7%        39%         11%
Ratio of operating expenses to average net assets without
 fee waivers, expenses reimbursed and/or fees reduced by
 credits allowed by the custodian (5).......................     0.31%      0.30%      0.43%      0.80%      15.54%(8)


CONSERVATIVE GROWTH PORTFOLIO
Net asset value, beginning of period........................  $ 16.46    $ 17.10    $ 12.54    $ 10.49      $10.00
                                                              --------   --------   --------   -------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................     0.17(6)    0.27(6)    0.12(6)    0.20(6)     0.07
Net realized and unrealized gain/(loss) on investments......    (0.72)     (0.69)      4.76       1.89        0.42(7)
                                                              --------   --------   --------   -------      ------
Total from investment operations............................    (0.55)     (0.42)      4.88       2.09        0.49
                                                              --------   --------   --------   -------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income........................    (0.61)     (0.07)     (0.16)     (0.03)       --
Distributions from net realized capital gains...............    (0.43)     (0.15)     (0.16)     (0.01)       --
                                                              --------   --------   --------   -------      ------
Total distributions.........................................    (1.04)     (0.22)     (0.32)     (0.04)       --
                                                              --------   --------   --------   -------      ------
Net asset value, end of period..............................  $ 14.87    $ 16.46    $ 17.10    $ 12.54      $10.49
                                                              ========   ========   ========   =======      ======
TOTAL RETURN (3)............................................    (3.56)%    (2.49)%    39.36%     19.91%       4.90%
                                                              ========   ========   ========   =======      ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................  $309,608   $293,442   $155,790   $10,072      $1,374
Ratio of operating expenses to average net assets (4)(5)....     0.28%      0.28%      0.35%      0.35%       0.35%(8)
Ratio of net investment income to average net assets........     1.11%      1.59%      0.85%      1.79%       1.24%(8)
Portfolio turnover rate.....................................        7%        13%        12%        35%         42%
Ratio of operating expenses to average net assets without
 fee waivers, expenses reimbursed and/or fees reduced by
 credits allowed by the custodian (5).......................     0.28%      0.28%      0.36%      0.57%       6.67%(8)

                            See Notes on page S-11.

FINANCIAL highlights
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
BALANCED PORTFOLIO

                                                                YEAR       YEAR       YEAR        PERIOD          PERIOD
                                                               ENDED      ENDED      ENDED        ENDED            ENDED
                                                              12/31/01   12/31/00   12/31/99   12/31/98(10)   12/31/97(1)(10)
                                                              --------   --------   --------   ------------   ---------------
Net asset value, beginning of period........................  $ 14.50    $ 14.92    $ 12.20      $ 10.47         $   10.00
                                                              --------   --------   --------     -------         ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................     0.17(6)    0.41(6)    0.34(6)      0.31(6)           0.13
Net realized and unrealized gain/(loss) on investments......    (0.15)     (0.32)      2.95         1.49              0.34(7)
                                                              --------   --------   --------     -------         ---------
Total from investment operations............................     0.02       0.09       3.29         1.80              0.47
                                                              --------   --------   --------     -------         ---------
LESS DISTRIBUTIONS:
Dividends from net investment income........................    (0.25)     (0.43)     (0.48)       (0.07)             --
Distributions from net realized capital gains...............    (0.36)     (0.08)     (0.09)        --                --
                                                              --------   --------   --------     -------         ---------
Total distributions.........................................    (0.61)     (0.51)     (0.57)       (0.07)             --
                                                              --------   --------   --------     -------         ---------
Net asset value, end of period..............................  $ 13.91    $ 14.50    $ 14.92      $ 12.20         $   10.47
                                                              ========   ========   ========     =======         =========
TOTAL RETURN (3)............................................     0.13%      0.49%     27.71%       17.18%             4.70%
                                                              ========   ========   ========     =======         =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................  $354,082   $305,399   $170,527     $11,161         $   2,354
Ratio of operating expenses to average net assets (4)(5)....     0.28%      0.29%      0.35%        0.35%             0.35%(8)
Ratio of net investment income to average net assets........     1.22%      2.76%      2.70%        2.79%             2.34%(8)
Portfolio turnover rate.....................................        8%        15%        13%          33%               15%
Ratio of operating expenses to average net assets without
 fee waivers, expenses reimbursed and/or fees reduced by
 credits allowed by the custodian (5).......................     0.28%      0.29%      0.35%        0.54%             3.97%(8)


CONSERVATIVE BALANCED PORTFOLIO

Net asset value, beginning of period........................  $  9.90    $  9.90    $ 10.42      $ 10.00         $   10.00
                                                              --------   --------   --------     -------         ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................     0.13       0.49(6)    0.71(6)      0.56(6)           --
Net realized and unrealized loss on investments.............     0.10      (0.00)(9)   (0.52)      (0.14)             --
                                                              --------   --------   --------     -------         ---------
Total from investment operations............................     0.23       0.49       0.19         0.42              --
                                                              --------   --------   --------     -------         ---------
LESS DISTRIBUTIONS:
Dividends from net investment income........................    (0.09)     (0.49)     (0.70)        --                --
Distributions from net realized capital gains...............       --      (0.00)(9)   (0.01)       --                --
                                                              --------   --------   --------     -------         ---------
Total distributions.........................................    (0.09)     (0.49)     (0.71)        --                --
                                                              --------   --------   --------     -------         ---------
Net asset value, end of period..............................  $ 10.04    $  9.90    $  9.90      $ 10.42         $   10.00(11)
                                                              ========   ========   ========     =======         =========
TOTAL RETURN (3)............................................     2.40%      5.03%      1.88%        4.23%             0.00%
                                                              ========   ========   ========     =======         =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................  $14,221    $ 8,736    $ 7,206      $   829         $       0
Ratio of operating expenses to average net assets (4)(5)....     0.41%      0.37%      0.35%        0.35%(8)          0.35%(8)
Ratio of net investment income to average net assets........     1.36%      4.99%      7.07%        7.39%(8)          0.00%(8)
Portfolio turnover rate.....................................        2%        67%        17%          61%               99%
Ratio of operating expenses to average net assets without
 fee waivers, expenses reimbursed and/or fees reduced by
 credits allowed by the custodian (5).......................     0.53%      0.44%      0.59%        5.37%(8)      7,567.04%(8)

                            See Notes on page S-11.

FINANCIAL highlights
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
FLEXIBLE INCOME PORTFOLIO

                                                                YEAR       YEAR       YEAR       YEAR       PERIOD
                                                               ENDED      ENDED      ENDED      ENDED        ENDED
                                                              12/31/01   12/31/00   12/31/99   12/31/98   12/31/97(2)
                                                              --------   --------   --------   --------   -----------
Net asset value, beginning of period........................  $ 11.90    $ 11.86    $ 11.38     $10.23      $ 10.00
                                                              -------    -------    -------     ------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................     0.17(6)    0.58(6)    0.58(6)    0.48(6)      0.04
Net realized and unrealized gain on investments.............     0.40       0.10       0.41       0.69         0.19(7)
                                                              -------    -------    -------     ------      -------
Total from investment operations............................     0.57       0.68       0.99       1.17         0.23
                                                              -------    -------    -------     ------      -------
LESS DISTRIBUTIONS:
Dividends from net investment income........................    (0.15)     (0.58)     (0.50)     (0.02)        --
Distributions from net realized capital gains...............    (0.09)     (0.06)     (0.01)      --           --
                                                              -------    -------    -------     ------      -------
Total distributions.........................................    (0.24)     (0.64)     (0.51)     (0.02)        --
                                                              -------    -------    -------     ------      -------
Net asset value, end of period..............................  $ 12.23    $ 11.90    $ 11.86     $11.38      $ 10.23
                                                              =======    =======    =======     ======      =======
TOTAL RETURN (3)............................................     4.84%      5.79%      8.58%     11.75%        2.30%
                                                              =======    =======    =======     ======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................  $90,860    $40,049    $25,846     $1,107      $   100
Ratio of operating expenses to average net assets (4)(5)....     0.33%      0.31%      0.35%      0.35%        0.34%(8)
Ratio of net investment income to average net assets........     1.43%      4.84%      5.09%      4.90%        7.04%(8)
Portfolio turnover rate.....................................        1%        14%         4%        78%           5%
Ratio of operating expenses to average net assets without
 fee waivers, expenses reimbursed and/or fees reduced by
 credits allowed by the custodian (5).......................     0.33%      0.31%      0.41%      1.51%      116.19%(8)

                            See Notes on page S-11.

FOOTNOTES TO FINANCIAL HIGHLIGHTS

 (1) The Strategic Growth, Conservative Growth, and Balanced Portfolios commenced operations on June 3, 1997.

 (2)  The Flexible Income Portfolio commenced operations on September 9, 1997.

 (3) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.

 (4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

 (5) The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.

 (6)  Per share numbers have been calculated using the average shares method.

 (7) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Portfolio/Fund shares.

 (8)  Annualized.

 (9)  Amount represents less than $0.01 per share.

(10) The Conservative Balanced Portfolio commenced operations on October 22, 1997, ceased operations on November 4, 1997, and re-commenced operations on April 23, 1998.

(11)  Represents offering share price.